Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 25.8%	Principal Amount	Value
Domestic - 22.9%
Aerospace & defense - 1.4%
Raytheon Technologies Corp., 4.13%, 11/16/28	$8,580,000	$9,363,484
The Boeing Co.,
2.80%, 03/01/27	725,000	726,710
3.60%, 05/01/34	6,415,000	6,413,877
5.04%, 05/01/27	690,000	761,555
Agriculture - 0.9%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	11,174,594
Airlines - 2.7%
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,507,245	1,574,872
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	5,049,516	5,002,200
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	13,600,018	13,269,523
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,644,813	2,811,142
Southwest Airlines Co., 5.25%, 05/04/25	3,070,000	3,349,000
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	620,023	641,141
Series 2015-1, Class AA, 3.45%, 06/01/29	418,414	432,181
Series 2016-2, Class AA, 2.88%, 04/07/30	2,617,993	2,624,619
Series 2018-1, Class AA, 3.50%, 09/01/31	631,129	653,618
Series 2019-1, Class AA, 4.15%, 02/25/33	3,314,703	3,578,395
Auto manufacturers - 4.4%
American Honda Finance Corp., 0.88%, 07/07/23	7,385,000	7,337,462
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	13,845,000	13,876,913
3.38%, 11/13/25	2,570,000	2,572,878
4.27%, 01/09/27	2,570,000	2,650,955
5.58%, 03/18/24	5,055,000	5,282,475
General Motors Financial Co., Inc.,
2.90%, 02/26/25	1,390,000	1,416,174
4.30%, 07/13/25	2,675,000	2,825,579
4.35%, 01/17/27	4,125,000	4,411,192
5.25%, 03/01/26	2,800,000	3,079,031
Hyundai Capital America,
144A, 0.80%, 01/08/24	10,280,000	10,054,530
144A, 1.25%, 09/18/23	870,000	862,030
Banks - 2.0%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	5,835,000	6,105,358
Citigroup, Inc. (Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	6,349,146
JPMorgan Chase & Co. (Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	5,970,000	5,775,582
Wells Fargo & Co. (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,390,000	6,052,193
Capital markets - 1.3%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	3,065,609
The Goldman Sachs Group, Inc. (Fixed until 01/24/24, then SOFR + 0.73%), 1.76%, 01/24/25	12,980,000	12,929,756
Consumer finance - 1.8%
Ally Financial, Inc.,
1.45%, 10/02/23	10,340,000	10,299,237
4.63%, 03/30/25	2,000,000	2,139,167
5.80%, 05/01/25	8,550,000	9,429,530
Diversified telecommunication services - 0.2%
Verizon Communications, Inc.,
2.10%, 03/22/28	770,000	750,457
2.55%, 03/21/31	2,145,000	2,094,575
Electric - 1.3%
Appalachian Power Co., 2.70%, 04/01/31	6,345,000	6,268,756
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	534,704
Entergy Louisiana LLC, 2.35%, 06/15/32	4,010,000	3,846,442
Exelon Generation Co. LLC, 3.25%, 06/01/25	3,340,000	3,456,420
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,580,000	1,732,034
Electric utilities - 3.3%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	2,010,411
Edison International, 4.95%, 04/15/25	750,000	807,448
Pacific Gas and Electric Co.,
(SOFR + 1.15%), 1.20%, 11/14/22	1,720,000	1,719,449
1.70%, 11/15/23	9,665,000	9,586,287
1.75%, 06/16/22	8,895,000	8,891,937
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,701,247
3.70%, 08/01/25	4,155,000	4,350,425
The Southern Co. (SOFR + 0.37%), 0.42%, 05/10/23	8,595,000	8,582,607
Healthcare services - 0.3%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,343,203
Insurance - 0.2%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	3,073,255
Media - 0.4%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	5,023,059
Multi-utilities - 1.2%
CenterPoint Energy, Inc.,
(SOFR + 0.65%), 0.70%, 05/13/24	2,665,000	2,665,027
2.50%, 09/01/24	2,225,000	2,256,006
Dominion Energy, Inc., 3.38%, 04/01/30	6,250,000	6,479,089
Public Service Enterprise Group, Inc., 0.84%, 11/08/23	3,605,000	3,548,503
Telecommunications - 0.4%
T-Mobile USA, Inc., 3.50%, 04/15/25	5,125,000	5,318,283
Tobacco - 1.1%
Altria Group, Inc., 4.80%, 02/14/29	7,705,000	8,467,931
Reynolds American, Inc., 4.45%, 06/12/25	5,371,000	5,695,658
Total domestic corporate bonds (cost $280,420,078)		285,094,921
Foreign - 2.9%
Airlines - 0.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,857,881	2,006,733
Banks - 1.6%
Mitsubishi UFJ Financial Group, Inc.,
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	3,185,000	3,138,973
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	5,565,000	5,424,629
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,565,000	5,353,630
Sumitomo Mitsui Trust Bank Ltd.,
144A, 0.80%, 09/12/23	1,970,000	1,948,654
144A, 0.80%, 09/16/24	4,860,000	4,719,803
Capital markets - 0.6%
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,885,774
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,450,000	2,335,146
Miscellaneous manufacturing - 0.1%
GE Capital International Funding Co., 4.42%, 11/15/35	854,000	974,021
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,011,000	5,398,970
Total foreign corporate bonds (cost $36,670,022)		36,186,333
Total corporate bonds (cost $317,090,100)		321,281,254

MORTGAGE AND ASSET-BACKED SECURITIES - 12.1%
Asset-backed securities - 6.9%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.42%, 10/15/25	6,360,000	6,376,357
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	2,366,667	2,372,891
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	17,605,000	17,564,170
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	1,735,000	1,740,790
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	5,010,000	5,020,900
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	5,610,000	5,625,973
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	15,905,000	15,844,795
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	17,285,000	16,926,863
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,615,000	5,592,338
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	8,540,000	8,489,496
Commercial mortgage-backed securities - 4.4%
BANK, Series 2021-BNK35, Class A2, VR, 1.87%, 06/17/64	6,280,000	6,201,807
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/17/54	4,640,000	4,572,153
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,932	977,433
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	3,291,380	3,304,958
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	606,761	618,188
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	4,220,736
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,141,156
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,305,656	1,328,577
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3, 3.51%, 05/17/45	1,427,313	1,429,077
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	2,227,563	2,236,265
Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 1.07%, 07/15/36	3,945,000	3,940,269
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	859,693
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	4,595,733	4,687,031
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	767,709	769,923
Series 2012-C9, Class A3, 2.87%, 11/17/45	6,731,194	6,771,497
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,610,826	4,654,978
Series 2013-C15, Class ASB, 3.72%, 08/17/46	1,104,973	1,124,481
Series 2014-C22, Class A5, 3.75%, 09/17/57	5,155,000	5,362,337
Federal agency mortgage-backed obligations - 0.8%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	4,058,885	4,195,749
Series 387770, 3.63%, 07/01/28	4,760,000	5,067,076
Total mortgage and asset-backed securities (cost $150,699,678)		150,017,957

FOREIGN GOVERNMENT BONDS - 7.3%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	3,627,500	6,764,023
Letra Tesouro Nacional, ZCI, 10.00%, 04/01/22	68,000	12,592,674
Malaysia Government Bond, 3.88%, 03/10/22	25,590,000	6,128,124
Mexico Bonos, 5.75%, 03/05/26	4,990,595	22,653,401
Mexico Government International Bond, 4.00%, 10/02/23	1,545,000	1,609,488
Petroleos Mexicanos, 7.69%, 01/23/50	2,675,000	2,478,388
Secretaria Tesouro Nacional, 10.00%, 01/01/31	215,680	38,189,041
Total foreign government bonds (cost $87,862,111)		90,415,139

U.S. TREASURIES - 50.4%
U.S. Treasury Notes,
0.50%, 11/30/23	155,475,000	153,646,954
0.75%, 12/31/23	119,370,000	118,437,422
0.88%, 01/31/24	244,160,000	242,681,687
0.88%, 09/30/26	115,490,000	111,723,041
Total U.S. Treasuries (cost $631,549,139)		626,489,104

MEDIUM-TERM NOTES - 0.0%
Citigroup Global Markets Holdings, Inc., 144A, 04/22/22*	420,000	226,153
Total medium-term notes (cost $420,000)		226,153

Total investment portfolio (cost $1,187,621,028) - 95.6%		1,188,429,607
Other assets in excess of liabilities - 4.4%		54,089,970
Total net assets - 100.0%		$1,242,519,577

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.
*This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments listed above are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 01.31.2022
FUTURES CONTRACTS - LONG

					Unrealized
Expiration		Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2022	(Depreciation)
Canadian 10-Year Bond^	03/22/22	689	$76,663,446	$75,396,216	$(1,267,230)
Euro BOBL Future^	03/08/22	3,313	498,667,221	492,193,323	(6,473,898)
2-Year U.S. Treasury Note	03/31/22	2,203	479,191,179	477,293,719	(1,897,460)

FUTURES CONTRACTS - SHORT

					Unrealized
Expiration		Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2022	(Depreciation)
10-Year U.S. Treasury Note	03/22/22	(1,157)	$(148,528,055)	$(148,059,844)	$468,211
Euro BUXL 30 Year Bond^	03/08/22	(503)	(120,933,167)	(114,883,274)	6,049,893
Ultra 10-Year U.S. Treasury Note	03/22/22	(464)	(67,908,538)	(66,272,250)	1,636,288
Total futures contracts					$(1,484,196)

There is $1,025,158 of variation margin due from the broker to the Fund as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at January 31, 2022 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of January 31, 2022.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 37	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/26	$ 168,450,000	$ 3,320,225	$ 3,850,078	$ (529,853)
Total swap contracts							$ 168,450,000	$ 3,320,225	$ 3,850,078	$ (529,853)

There is $106,354 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2022
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	100,348,000	U.S. Dollar	17,553,200	03/03/22	J.P. Morgan	$1,208,702
U.S. Dollar	33,924,512	Brazilian Real	190,087,468	03/03/22	J.P. Morgan	(1,615,831)
U.S. Dollar	11,796,135	Brazilian Real	68,000,000	04/04/22	J.P. Morgan	(795,747)
Colombian Peso	72,423,240,000	U.S. Dollar	17,846,149	04/13/22	J.P. Morgan	336,538
Japanese Yen	6,880,500,000	U.S. Dollar	60,447,525	02/17/22	J.P. Morgan	(651,379)
U.S. Dollar	60,731,776	Japanese Yen	6,880,500,002	02/17/22	J.P. Morgan	935,630
South Korean Won	21,850,000,000	U.S. Dollar	18,211,369	04/26/22	J.P. Morgan	(113,882)
U.S. Dollar	11,031,398	Mexican Peso	230,173,427	02/22/22	J.P. Morgan	(89,458)
Total forward contracts						$(785,427)

Forward Contracts are categorized as Level 2 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED) | 01.31.2022
	Number of	Notional
WRITTEN OPTIONS	Contracts	Amount	Value
Exchange traded put options
S&P Index E-mini Futures, Expires 04/12/22, Exercise price $3,300	206	$46,321,675	$(151,925)
Total written options (premiums received $313,734)			$(151,925)

Written options are categorized as Level 1 as of the date of this report.